Variable Interest Entities (Assets and Liabilities of Non-consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Variable Interest Entity [Line Items]
Total assets	¥ 381,735,733	¥ 367,650,018	¥ 353,824,625
Total liabilities	365,269,566	351,353,496
Non-consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	247,954,971	263,554,458
Maximum exposure	27,220,521	21,293,857
Total assets	20,616,842	16,606,190
Trading account assets	1,455,494	1,297,730
Investment securities	5,014,606	4,832,097
Loans	13,513,611	10,256,662
All other assets	633,131	219,701
Total liabilities	295,113	60,169
All other liabilities	295,113	60,169
Non-consolidated VIEs | Asset-backed conduits
Variable Interest Entity [Line Items]
Total assets	41,001,958	27,325,711
Maximum exposure	8,062,589	6,010,143
Total assets	6,384,079	4,858,210
Trading account assets	21,719	0
Investment securities	2,205,877	1,756,122
Loans	4,142,995	3,102,088
All other assets	13,488	0
Total liabilities	10,823	520
All other liabilities	10,823	520
Non-consolidated VIEs | Investment funds
Variable Interest Entity [Line Items]
Total assets	55,386,213	112,262,392
Maximum exposure	4,930,989	3,352,266
Total assets	3,446,109	2,622,407
Trading account assets	262,312	328,963
Investment securities	120,436	622,967
Loans	2,710,177	1,628,737
All other assets	353,184	41,740
Total liabilities	27,606	4,507
All other liabilities	27,606	4,507
Non-consolidated VIEs | Special purpose entities created for structured financing
Variable Interest Entity [Line Items]
Total assets	54,543,066	42,312,881
Maximum exposure	5,864,814	4,829,867
Total assets	3,907,598	3,275,008
Trading account assets	80,382	234,384
Investment securities	39,357	20,854
Loans	3,749,670	3,012,252
All other assets	38,189	7,518
Total liabilities	208,100	25,424
All other liabilities	208,100	25,424
Non-consolidated VIEs | Repackaged instruments
Variable Interest Entity [Line Items]
Total assets	9,034,058	7,533,839
Maximum exposure	4,372,581	3,627,418
Total assets	4,117,969	3,448,224
Trading account assets	944,795	563,524
Investment securities	2,641,384	2,424,602
Loans	386,793	373,834
All other assets	144,997	86,264
Total liabilities	2,230	1,590
All other liabilities	2,230	1,590
Non-consolidated VIEs | Other
Variable Interest Entity [Line Items]
Total assets	87,989,676	74,119,635
Maximum exposure	3,989,548	3,474,163
Total assets	2,761,087	2,402,341
Trading account assets	146,286	170,859
Investment securities	7,552	7,552
Loans	2,523,976	2,139,751
All other assets	83,273	84,179
Total liabilities	46,354	28,128
All other liabilities	¥ 46,354	¥ 28,128